Derivatives - Balance Sheet Classification and Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting Derivative Assets [Abstract]
Derivative asset, gross amounts recognized	$ 574	$ 872
Offsetting Derivative Liabilities [Abstract]
Derivative liability, gross amounts recognized	(597)
Derivative liability, gross amounts offset	306	139
Derivative liabilities
Offsetting Derivative Liabilities [Abstract]
Derivative liability, gross amounts recognized	(386)	(300)
Derivative liability, gross amounts offset	329	195
Derivative liability, net amount presented	(57)	(105)
Derivative liability, cash collateral	30	0
Derivative liability, net amount	(27)	(105)
Derivative liability, off-balance sheet securities collateral	58	103
Derivative liability, net amount	31	(2)
Derivative assets
Offsetting Derivative Assets [Abstract]
Derivative asset, gross amounts recognized	202	529
Derivative asset, gross amount offset	(167)	(446)
Derivative asset, net amount presented	35	83
Derivative, cash collateral	(30)	0
Derivative asset, net amount	5	83
Derivative asset, off-balance sheet securities collateral	(1)	(68)
Derivative asset, net amount	$ 4	$ 15